Shareholders’ Equity - Schedule of Assumptions Used to Value the Warrants (Details) - Warrant [Member]	Jan. 02, 2024
Schedule of Assumptions Used to Value the Warrants [Line Items]
Time to maturity	5 years
Share Price [Member]
Schedule of Assumptions Used to Value the Warrants [Line Items]
Value the warrants	140
Exercise Price [Member]
Schedule of Assumptions Used to Value the Warrants [Line Items]
Value the warrants	298.69
Interest Rate [Member]
Schedule of Assumptions Used to Value the Warrants [Line Items]
Value the warrants	3.93
Volatility [Member]
Schedule of Assumptions Used to Value the Warrants [Line Items]
Value the warrants	59